SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2024
Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES:

a.
Basis of Presentation

The unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") for interim financial statements. Accordingly, they do not include all of the information and notes required by U.S. GAAP for annual financial statements. In the opinion of management, these unaudited condensed consolidated financial statements reflect all adjustments, which include normal recurring adjustments, necessary for a fair statement of the Company’s consolidated financial position as of June 30, 2024, the consolidated results of operations and the statements of changes in shareholders' equity for the six month periods ended June 30, 2024 and 2023 and the statements of cash flows for the six month period ended June 30, 2024 and 2023.

The consolidated results for the six month period ended June 30, 2024 are not necessarily indicative of the results to be expected for the year ending December 31, 2024.

These unaudited condensed consolidated financial statements should be read in conjunction with the audited financial statements of the Company for the year ended December 31, 2023. The comparative balance sheet at December 31, 2023 has been derived from the audited financial statements at that date but does not include all disclosures required by U.S. GAAP.

Earnings (Loss) per share

Basic earnings (loss) per share is computed on the basis of the net earnings (loss) for the period divided by the weighted average number of ordinary shares outstanding during the period. Diluted earnings (loss) per share is based upon the weighted average number of ordinary shares and of potential ordinary shares outstanding when dilutive. Potential ordinary shares include outstanding stock options and warrants, which are included under the treasury stock method when dilutive.

The calculation of diluted earnings per share, does not include 6,501,769 options and warrants for the three months ended June 30, 2024 as they are out of the money and therefore, their effect would be anti-dilutive.

The calculation of diluted loss per share does not include 6,993,858 options and warrants for the six months ended June 30, 2024 and 5,961,999 and 7,120,463 options and warrants for the six and the three months ended June 30, 2023, respectively, because the effect would be anti-dilutive.

b.
Recently issued accounting pronouncements, not yet adopted

In November 2023, the FASB issued ASU 2023-07 “Segment Reporting: Improvements to Reportable Segment Disclosures”. This guidance expands public entities’ segment disclosures primarily by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker and included within each reported measure of segment profit or loss, an amount and description of its composition for other segment items, and interim disclosures of a reportable segment’s profit or loss and assets. Public entities with a single reportable segment are required to provide the new disclosures and all the disclosures required under ASC 280. The guidance is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024, with early adoption permitted. The amendments are required to be applied retrospectively to all prior periods presented in an entity’s financial statements. The Company is currently evaluating this guidance to determine the impact it may have on its consolidated financial statements and related disclosures.